Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
March 31, 2025
VF-2050-NPRT1-0525
1.903288.115
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,827	16,916
Fidelity Long-Term Treasury Bond Index Fund (a)	1,219,455	11,609,213
VIP Investment Grade Bond II Portfolio - Initial Class (a)	7,139	67,608
TOTAL BOND FUNDS (Cost $12,358,757)		11,693,737

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	286,121	15,198,722
VIP Equity-Income Portfolio - Initial Class (a)	455,287	12,406,581
VIP Growth & Income Portfolio - Initial Class (a)	562,260	16,991,488
VIP Growth Portfolio - Initial Class (a)	286,117	25,143,920
VIP Mid Cap Portfolio - Initial Class (a)	115,977	3,880,574
VIP Value Portfolio - Initial Class (a)	486,731	8,634,604
VIP Value Strategies Portfolio - Initial Class (a)	304,789	4,276,190
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,843,810)		86,532,079

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,769,343	21,656,761
VIP Overseas Portfolio - Initial Class (a)	1,793,345	48,079,586
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $61,390,354)		69,736,347

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $148,592,921)	167,962,163
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,118)
NET ASSETS - 100.0%	167,941,045

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	338,378	338,378	120	-	-	-	-	0.0%
Total	-	338,378	338,378	120	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	17,466	663	-	2	111	16,916	1,827
Fidelity International Bond Index Fund	1,688,328	104,285	1,803,497	-	(15,494)	26,378	-	-
Fidelity Long-Term Treasury Bond Index Fund	11,130,165	1,369,163	1,329,347	107,737	(65,097)	504,329	11,609,213	1,219,455
VIP Contrafund Portfolio Initial Class	15,192,965	2,428,203	1,109,551	470,605	(39,224)	(1,273,671)	15,198,722	286,121
VIP Emerging Markets Portfolio Initial Class	22,025,297	2,131,940	3,912,405	-	29,196	1,382,733	21,656,761	1,769,343
VIP Equity-Income Portfolio Initial Class	12,396,049	810,502	1,107,977	92,993	(14,271)	322,278	12,406,581	455,287
VIP Growth & Income Portfolio Initial Class	17,002,407	1,423,933	1,249,185	167,207	(23,146)	(162,521)	16,991,488	562,260
VIP Growth Portfolio Initial Class	25,179,314	4,209,432	1,783,381	295,142	(63,982)	(2,397,463)	25,143,920	286,117
VIP Investment Grade Bond II Portfolio - Initial Class	-	116,774	49,266	-	(8)	108	67,608	7,139
VIP Mid Cap Portfolio Initial Class	3,902,729	724,895	304,907	174,789	(13,495)	(428,648)	3,880,574	115,977
VIP Overseas Portfolio Initial Class	46,829,077	4,085,470	5,233,354	529,198	(124,220)	2,522,613	48,079,586	1,793,345
VIP Value Portfolio Initial Class	8,710,588	1,156,681	638,781	336,105	(24,411)	(569,473)	8,634,604	486,731
VIP Value Strategies Portfolio Initial Class	4,326,612	656,084	277,799	80,111	(14,444)	(414,263)	4,276,190	304,789
	168,383,531	19,234,828	18,800,113	2,253,887	(368,594)	(487,489)	167,962,163

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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